Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Schedule Of Restricted Cash
Restricted cash is comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
Restricted cash relating to the issuance of guarantees	—	10.1
Restricted cash relating to others	0.1	0.4
Total restricted cash	0.1	10.5
Less: amounts included in current restricted cash	(0.1)	(2.5)
Non-current restricted cash	—	8.0